Segment Reporting - Adjusted EBITDA to Net Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 671,898	$ 782,521	$ 522,394
Depreciation and amortization	349,379	372,290	309,975
Write-down / sale of vessels with capitalized dry-dock costs	(332,125)	(223,355)	(318,078)
Interest expense (notes 8, 11 and 12)	(205,709)	(199,395)	(154,890)
Interest income	5,111	3,598	2,707
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(80,141)	14,036	(43,753)
Foreign currency exchange gain (loss) (note 12)	2,193	(9,413)	(14,006)
Losses on debt repurchases (notes 8 and 11k)	0	(55,479)	(3,102)
Other (expense) income - net	(1,225)	(4,602)	14,167
Expenses and losses relating to equity accounted investments	(65,055)	(53,179)	(18,918)
Adjusted EBITDA Attributable to Non-Controlling Interests	11,364	16,270	23,914
Net loss before taxes	(343,068)	(101,288)	(299,540)
Income Tax Expense (Benefit)	(7,827)	(22,657)	98
Net loss	(350,895)	(123,945)	(299,442)
FPSO Segment
Segment Reporting Information [Line Items]
Depreciation and amortization	145,900	145,500	143,600
Write-down / sale of vessels with capitalized dry-dock costs	(227,400)	(180,200)	(265,200)
Shuttle tankers
Segment Reporting Information [Line Items]
Depreciation and amortization	134,300	155,900	125,600
Write-down / sale of vessels with capitalized dry-dock costs	(900)	(43,200)	(51,700)
FSO Segment
Segment Reporting Information [Line Items]
Depreciation and amortization	41,700	44,100	19,400
Write-down / sale of vessels with capitalized dry-dock costs	11,200		(1,100)
UMS
Segment Reporting Information [Line Items]
Depreciation and amortization	6,600	6,600	6,600
Write-down / sale of vessels with capitalized dry-dock costs	(115,000)
Towage Segment
Segment Reporting Information [Line Items]
Depreciation and amortization	20,900	20,300	15,600
Eliminations
Segment Reporting Information [Line Items]
Adjusted EBITDA	(5,054)	(1,850)	(989)
Depreciation and amortization		(100)	(800)
Adjusted EBITDA Attributable to Non-Controlling Interests	$ 0	$ 0	$ 0